Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 91.9%
Aerospace & Defense - 0.6%
TransDigm, Inc.
6.88%, 12/15/2030 (A)	$ 3,089,000	$ 3,164,483
7.13%, 12/01/2031 (A)	836,000	863,344
Triumph Group, Inc.
9.00%, 03/15/2028 (A)	3,723,000	3,902,296
		7,930,123
Automobile Components - 3.3%
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/2026 (A)	1,145,000	1,145,136
6.75%, 05/15/2028 (A)	2,187,000	2,227,196
6.75%, 02/15/2030 (A)(B)	1,712,000	1,738,878
8.50%, 05/15/2027 (A)	5,527,000	5,556,503
Goodyear Tire & Rubber Co.
5.63%, 04/30/2033 (B)	8,750,000	7,883,985
9.50%, 05/31/2025	3,412,000	3,418,207
Phinia, Inc.
6.63%, 10/15/2032 (A)	7,598,000	7,621,037
6.75%, 04/15/2029 (A)	2,373,000	2,438,953
ZF North America Capital, Inc.
4.75%, 04/29/2025 (A)	1,967,000	1,963,567
6.75%, 04/23/2030 (A)	2,775,000	2,729,684
6.88%, 04/14/2028 (A)	3,142,000	3,165,314
7.13%, 04/14/2030 (A)	4,216,000	4,218,909
		44,107,369
Automobiles - 1.3%
Ford Motor Co.
6.10%, 08/19/2032 (B)	849,000	846,083
Ford Motor Credit Co. LLC
6.95%, 03/06/2026	3,381,000	3,441,043
7.35%, 11/04/2027	6,951,000	7,266,801
7.35%, 03/06/2030 (B)	4,765,000	5,050,089
		16,604,016
Banks - 1.7%
Barclays PLC
Fixed until 11/02/2025, 7.33% (C), 11/02/2026	5,028,000	5,113,553
Fixed until 03/15/2029 (D), 8.00% (C)	2,500,000	2,605,410
Intesa Sanpaolo SpA
7.00%, 11/21/2025 (A)	918,000	933,358
Fixed until 06/20/2053, 7.78% (C), 06/20/2054 (A)	4,000,000	4,367,267
Fixed until 11/21/2032, 8.25% (C), 11/21/2033 (A)	2,997,000	3,391,877
Lloyds Banking Group PLC
Fixed until 09/27/2025 (D), 7.50% (C)	5,000,000	5,056,825
Fixed until 08/15/2032, 7.95% (C), 11/15/2033	1,400,000	1,577,187
		23,045,477
Building Products - 3.3%
Builders FirstSource, Inc.
6.38%, 06/15/2032 (A)	4,001,000	4,055,114
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products (continued)
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028 (A)(B)	$ 4,881,000	$ 4,794,945
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029 (A)	1,810,000	1,465,652
9.50%, 08/15/2029 (A)	5,532,000	5,527,294
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/2030 (A)	4,868,000	4,924,001
6.75%, 07/15/2031 (A)	872,000	886,782
Quikrete Holdings, Inc.
6.38%, 03/01/2032 (A)(E)	4,321,000	4,337,204
6.75%, 03/01/2033 (A)(E)	1,216,000	1,222,080
Smyrna Ready Mix Concrete LLC
8.88%, 11/15/2031 (A)	15,379,000	16,401,058
		43,614,130
Chemicals - 1.2%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (A)	2,406,000	1,443,600
Avient Corp.
6.25%, 11/01/2031 (A)	746,000	744,259
7.13%, 08/01/2030 (A)	8,380,000	8,602,238
NOVA Chemicals Corp.
7.00%, 12/01/2031 (A)	2,736,000	2,760,018
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC
PIK Rate 2.50%, Cash Rate 5.13%, 05/03/2029 (A)(F)	2,685,150	2,040,714
		15,590,829
Commercial Services & Supplies - 5.6%
Allied Universal Holdco LLC
7.88%, 02/15/2031 (A)	7,737,000	7,933,396
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.00%, 02/15/2031 (A)(B)	6,140,000	6,348,189
8.25%, 01/15/2030 (A)	643,000	664,132
Benteler International AG
10.50%, 05/15/2028 (A)	4,771,000	5,072,303
Enviri Corp.
5.75%, 07/31/2027 (A)	6,803,000	6,597,029
EquipmentShare.com, Inc.
8.00%, 03/15/2033 (A)	4,105,000	4,267,553
8.63%, 05/15/2032 (A)	1,520,000	1,620,205
9.00%, 05/15/2028 (A)	6,886,000	7,257,713
Garda World Security Corp.
6.00%, 06/01/2029 (A)(B)	1,475,000	1,421,783
8.38%, 11/15/2032 (A)	1,045,000	1,079,039
Herc Holdings, Inc.
5.50%, 07/15/2027 (A)	8,599,000	8,571,641
6.63%, 06/15/2029 (A)	3,530,000	3,608,899
Hertz Corp.
4.63%, 12/01/2026 (A)(B)	418,000	371,714
5.00%, 12/01/2029 (A)(B)	8,126,000	5,868,381
12.63%, 07/15/2029 (A)	4,126,000	4,447,201
Madison IAQ LLC
5.88%, 06/30/2029 (A)	8,261,000	7,962,309
Transamerica Funds

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
WW International, Inc.
4.50%, 04/15/2029 (A)	$ 5,875,000	$ 1,181,689
		74,273,176
Communications Equipment - 5.2%
Altice Financing SA
9.63%, 07/15/2027 (A)	2,357,000	2,183,100
Altice France SA
8.13%, 02/01/2027 (A)(B)	5,161,000	4,334,172
CommScope LLC
4.75%, 09/01/2029 (A)(B)	3,462,000	3,081,799
8.25%, 03/01/2027 (A)	3,055,000	2,916,470
9.50%, 12/15/2031 (A)(B)	950,000	986,812
GoTo Group, Inc.
5.50%, 05/01/2028 (A)	4,019,563	3,231,241
Iliad Holding SASU
7.00%, 10/15/2028 - 04/15/2032 (A)	6,471,000	6,577,882
8.50%, 04/15/2031 (A)	3,249,000	3,488,354
Level 3 Financing, Inc.
3.63%, 01/15/2029 (A)	4,000,000	3,080,000
3.75%, 07/15/2029 (A)	7,153,000	5,436,280
10.50%, 04/15/2029 - 05/15/2030 (A)	9,707,000	10,699,140
11.00%, 11/15/2029 (A)	3,175,000	3,599,469
Vmed O2 U.K. Financing I PLC
7.75%, 04/15/2032 (A)	18,441,000	18,691,826
		68,306,545
Construction & Engineering - 2.5%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.63%, 01/15/2028 (A)	6,039,000	6,072,849
Beazer Homes USA, Inc.
7.25%, 10/15/2029 (B)	5,411,000	5,502,375
7.50%, 03/15/2031 (A)(B)	4,918,000	4,980,144
Century Communities, Inc.
6.75%, 06/01/2027	7,069,000	7,121,233
Landsea Homes Corp.
8.88%, 04/01/2029 (A)	9,933,000	9,953,088
		33,629,689
Consumer Staples Distribution & Retail - 1.5%
Bath & Body Works, Inc.
6.63%, 10/01/2030 (A)(B)	1,247,000	1,271,759
6.75%, 07/01/2036 (B)	1,960,000	2,002,336
6.88%, 11/01/2035	1,468,000	1,515,353
7.50%, 06/15/2029	4,949,000	5,110,135
Walgreens Boots Alliance, Inc.
8.13%, 08/15/2029 (B)	9,176,000	9,308,832
		19,208,415
Containers & Packaging - 5.3%
ARD Finance SA
PIK Rate 7.25%, Cash Rate 6.50%, 06/30/2027 (A)(F)	3,453,008	198,548
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.00%, 06/15/2027 (A)	947,000	942,031
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/2026 (A)	$ 3,093,000	$ 2,721,840
5.25%, 08/15/2027 (A)(B)	3,769,000	2,083,599
Ball Corp.
6.00%, 06/15/2029	736,000	744,178
6.88%, 03/15/2028	7,503,000	7,704,733
Cascades, Inc./Cascades USA, Inc.
5.38%, 01/15/2028 (A)	3,951,000	3,868,363
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (A)	889,000	897,732
6.88%, 01/15/2030 (A)	5,000,000	5,079,495
Graphic Packaging International LLC
6.38%, 07/15/2032 (A)	10,356,000	10,450,239
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027 (A)	3,042,000	3,099,676
9.25%, 04/15/2027 (A)	1,009,000	1,027,941
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031 (A)(B)	2,867,000	2,794,608
7.38%, 06/01/2032 (A)(B)	4,490,000	4,312,817
Sealed Air Corp.
6.50%, 07/15/2032 (A)(B)	1,136,000	1,154,356
6.88%, 07/15/2033 (A)	6,113,000	6,423,351
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/2028 (A)	2,263,000	2,283,555
7.25%, 02/15/2031 (A)	3,669,000	3,815,015
Trivium Packaging Finance BV
5.50%, 08/15/2026 (A)	6,032,000	6,002,030
8.50%, 08/15/2027 (A)(B)	3,969,000	3,972,104
		69,576,211
Electric Utilities - 0.8%
Elwood Energy LLC
8.16%, 07/05/2026	380,031	355,329
Vistra Operations Co. LLC
5.63%, 02/15/2027 (A)	3,130,000	3,129,823
6.88%, 04/15/2032 (A)	7,227,000	7,442,307
		10,927,459
Electrical Equipment - 1.3%
Energizer Holdings, Inc.
6.50%, 12/31/2027 (A)(B)	6,816,000	6,913,257
WESCO Distribution, Inc.
6.38%, 03/15/2029 (A)	2,907,000	2,959,864
6.63%, 03/15/2032 (A)	1,000,000	1,022,612
7.25%, 06/15/2028 (A)	6,300,000	6,419,354
		17,315,087
Electronic Equipment, Instruments & Components - 0.5%
Sensata Technologies, Inc.
6.63%, 07/15/2032 (A)	6,609,000	6,651,516
Energy Equipment & Services - 1.3%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028 (A)	4,023,000	4,043,899
6.63%, 09/01/2032 (A)	6,188,000	6,273,141
6.88%, 04/01/2027 (A)	1,050,000	1,049,990
Transamerica Funds

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Sunnova Energy Corp.
11.75%, 10/01/2028 (A)(B)	$ 7,609,000	$ 5,316,789
		16,683,819
Financial Services - 3.3%
HAT Holdings I LLC/HAT Holdings II LLC
8.00%, 06/15/2027 (A)	6,447,000	6,702,462
ILFC E-Capital Trust I
3-Month Term SOFR + 1.81%, 6.15% (C), 12/21/2065 (A)	17,977,000	14,776,535
ILFC E-Capital Trust II
3-Month Term SOFR + 2.06%, 6.40% (C), 12/21/2065 (A)	3,354,000	2,829,367
Macquarie Airfinance Holdings Ltd.
6.50%, 03/26/2031 (A)	330,000	341,930
8.13%, 03/30/2029 (A)	8,530,000	8,989,989
8.38%, 05/01/2028 (A)	1,516,000	1,588,904
UWM Holdings LLC
6.63%, 02/01/2030 (A)	7,942,000	7,957,662
		43,186,849
Food Products - 2.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
6.50%, 02/15/2028 (A)(B)	5,098,000	5,193,075
7.50%, 03/15/2026 (A)	1,067,000	1,068,493
Chobani LLC/Chobani Finance Corp., Inc.
7.63%, 07/01/2029 (A)(B)	4,655,000	4,861,519
Darling Ingredients, Inc.
6.00%, 06/15/2030 (A)	9,401,000	9,358,748
Post Holdings, Inc.
5.50%, 12/15/2029 (A)	8,718,000	8,537,146
6.25%, 02/15/2032 - 10/15/2034 (A)	3,947,000	3,908,102
6.38%, 03/01/2033 (A)	1,924,000	1,895,519
		34,822,602
Health Care Equipment & Supplies - 0.5%
Sotera Health Holdings LLC
7.38%, 06/01/2031 (A)(B)	5,838,000	5,946,528
Health Care Providers & Services - 3.1%
CHS/Community Health Systems, Inc.
10.88%, 01/15/2032 (A)	12,586,000	12,957,690
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50%, 04/30/2028 (A)	3,141,000	3,349,427
Kedrion SpA
6.50%, 09/01/2029 (A)(B)	6,049,000	5,769,234
LifePoint Health, Inc.
11.00%, 10/15/2030 (A)	4,750,000	5,252,949
Tenet Healthcare Corp.
6.13%, 10/01/2028 - 06/15/2030	10,009,000	10,031,345
6.25%, 02/01/2027	4,183,000	4,191,533
		41,552,178
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care REITs - 0.0% (G)
MPT Operating Partnership LP/MPT Finance Corp.
8.50%, 02/15/2032 (A)(E)	$ 522,000	$ 530,157
Hotel & Resort REITs - 1.4%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/2028 (A)	2,727,000	2,695,776
7.00%, 02/01/2030 (A)	7,912,000	8,099,348
Pebblebrook Hotel LP/PEB Finance Corp.
6.38%, 10/15/2029 (A)	7,888,000	7,876,467
		18,671,591
Hotels, Restaurants & Leisure - 9.4%
Amer Sports Co.
6.75%, 02/16/2031 (A)(B)	5,880,000	6,037,690
Caesars Entertainment, Inc.
6.50%, 02/15/2032 (A)	2,300,000	2,331,650
7.00%, 02/15/2030 (A)	2,273,000	2,342,974
Carnival Corp.
6.00%, 05/01/2029 (A)	3,963,000	3,971,299
6.13%, 02/15/2033 (A)(E)	1,878,000	1,885,283
7.63%, 03/01/2026 (A)	1,588,000	1,590,932
10.50%, 06/01/2030 (A)	4,563,000	4,874,277
Carnival Holdings Bermuda Ltd.
10.38%, 05/01/2028 (A)	3,812,000	4,056,986
Churchill Downs, Inc.
5.75%, 04/01/2030 (A)	5,578,000	5,510,199
6.75%, 05/01/2031 (A)(B)	5,920,000	6,025,938
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
6.63%, 01/15/2032 (A)	4,000,000	4,053,648
Light & Wonder International, Inc.
7.00%, 05/15/2028 (A)	4,484,000	4,503,748
7.50%, 09/01/2031 (A)	1,637,000	1,705,885
MGM Resorts International
6.13%, 09/15/2029	7,067,000	7,073,961
6.50%, 04/15/2032	8,516,000	8,523,690
NCL Corp. Ltd.
5.88%, 03/15/2026 - 02/15/2027 (A)	2,793,000	2,805,030
6.75%, 02/01/2032 (A)	5,277,000	5,359,815
8.13%, 01/15/2029 (A)	1,857,000	1,971,943
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028 (A)	2,984,000	2,992,871
5.63%, 09/30/2031 (A)	1,876,000	1,862,768
6.00%, 02/01/2033 (A)	3,100,000	3,124,479
6.25%, 03/15/2032 (A)	871,000	886,220
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.63%, 03/01/2030 (A)	8,011,000	7,801,244
Station Casinos LLC
6.63%, 03/15/2032 (A)(B)	6,561,000	6,600,284
Travel & Leisure Co.
6.00%, 04/01/2027	4,976,000	5,013,121
6.60%, 10/01/2025	702,000	703,812
Transamerica Funds

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Viking Cruises Ltd.
5.88%, 09/15/2027 (A)	$ 5,256,000	$ 5,246,590
7.00%, 02/15/2029 (A)	4,467,000	4,510,252
9.13%, 07/15/2031 (A)(B)	2,792,000	3,026,469
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.13%, 02/15/2031 (A)(B)	8,080,000	8,449,094
		124,842,152
Household Durables - 0.4%
Newell Brands, Inc.
6.63%, 05/15/2032 (B)	5,400,000	5,487,518
Insurance - 3.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.50%, 10/01/2031 (A)	4,851,000	4,853,935
6.75%, 10/15/2027 (A)	1,866,000	1,858,915
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	10,049,000	9,876,943
Global Atlantic Finance Co.
7.95%, 06/15/2033 (A)	3,953,000	4,408,496
Fixed until 07/15/2029, 7.95% (C), 10/15/2054 (A)	3,348,000	3,502,400
Hartford Financial Services Group, Inc.
3-Month Term SOFR + 2.39%, 6.91% (C), 02/12/2067 (A)	7,178,000	6,684,811
HUB International Ltd.
7.25%, 06/15/2030 (A)	3,803,000	3,932,260
7.38%, 01/31/2032 (A)	1,430,000	1,470,932
Lincoln National Corp.
3-Month Term SOFR + 2.62%, 7.10% (C), 05/17/2066	6,547,000	5,500,764
		42,089,456
Internet & Catalog Retail - 0.7%
ION Trading Technologies SARL
9.50%, 05/30/2029 (A)	9,368,000	9,789,963
IT Services - 0.7%
Western Digital Corp.
4.75%, 02/15/2026	9,878,000	9,821,277
Machinery - 1.4%
Chart Industries, Inc.
7.50%, 01/01/2030 (A)	6,553,000	6,859,104
GrafTech Global Enterprises, Inc.
9.88%, 12/23/2029 (A)(B)	3,117,000	2,672,827
SPX Flow, Inc.
8.75%, 04/01/2030 (A)(B)	8,704,000	9,043,352
		18,575,283
Media - 8.3%
Adelphia Communications Corp.
9.25%, 10/01/2049 (H)(I)(J)(K)	1,305,000	91
10.25%, 06/15/2049 - 11/01/2049 (I)(J)(K)(L)	1,460,000	102
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.
6.38%, 09/01/2029 (A)	$ 8,000,000	$ 8,004,360
7.38%, 03/01/2031 (A)	7,550,000	7,733,774
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/2045	9,827,000	9,334,899
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/2029 (A)(B)	3,526,000	3,138,889
7.75%, 04/15/2028 (A)(B)	1,123,000	1,046,685
9.00%, 09/15/2028 (A)	4,740,000	4,994,723
CSC Holdings LLC
5.75%, 01/15/2030 (A)	12,957,000	7,520,094
7.50%, 04/01/2028 (A)	3,569,000	2,629,947
11.75%, 01/31/2029 (A)	8,922,000	8,878,164
DISH DBS Corp.
5.75%, 12/01/2028 (A)	1,634,000	1,415,622
7.38%, 07/01/2028	2,669,000	1,942,046
7.75%, 07/01/2026	1,280,000	1,118,677
DISH Network Corp.
11.75%, 11/15/2027 (A)	3,811,000	4,023,974
Gray Media, Inc.
5.38%, 11/15/2031 (A)	9,199,000	5,484,967
iHeartCommunications, Inc.
6.38%, 05/01/2026 (B)	1,000	930
7.75%, 08/15/2030 (A)	1,469,390	1,201,161
9.13%, 05/01/2029 (A)(B)	3,596,700	3,131,528
10.88%, 05/01/2030 (A)	4,091,007	2,811,388
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027 (A)	11,799,000	10,798,425
Univision Communications, Inc.
6.63%, 06/01/2027 (A)	2,880,000	2,881,040
8.00%, 08/15/2028 (A)	3,377,000	3,452,381
8.50%, 07/31/2031 (A)	8,421,000	8,460,023
Virgin Media Finance PLC
5.00%, 07/15/2030 (A)(B)	6,067,000	5,284,258
VZ Secured Financing BV
5.00%, 01/15/2032 (A)	5,349,000	4,778,354
		110,066,502
Metals & Mining - 5.3%
Big River Steel LLC/BRS Finance Corp.
6.63%, 01/31/2029 (A)	10,475,000	10,554,233
Cleveland-Cliffs, Inc.
6.88%, 11/01/2029 (A)	3,350,000	3,361,014
7.00%, 03/15/2032 (A)(B)	13,383,000	13,354,695
Constellium SE
6.38%, 08/15/2032 (A)(B)	11,796,000	11,630,437
FMG Resources August 2006 Pty. Ltd.
5.88%, 04/15/2030 (A)	4,816,000	4,762,460
6.13%, 04/15/2032 (A)	5,175,000	5,143,514
Mineral Resources Ltd.
8.13%, 05/01/2027 (A)	3,701,000	3,722,119
8.50%, 05/01/2030 (A)(B)	5,471,000	5,661,276
9.25%, 10/01/2028 (A)	1,101,000	1,165,052
Transamerica Funds

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
New Gold, Inc.
7.50%, 07/15/2027 (A)	$ 6,437,000	$ 6,476,008
Novelis, Inc.
6.88%, 01/30/2030 (A)(B)	3,632,000	3,718,549
		69,549,357
Mortgage Real Estate Investment Trusts - 0.9%
Starwood Property Trust, Inc.
6.00%, 04/15/2030 (A)	10,214,000	10,067,714
6.50%, 07/01/2030 (A)	2,254,000	2,275,740
		12,343,454
Oil, Gas & Consumable Fuels - 10.7%
Aethon United BR LP/Aethon United Finance Corp.
7.50%, 10/01/2029 (A)	3,827,000	3,925,054
Civitas Resources, Inc.
8.38%, 07/01/2028 (A)	2,978,000	3,114,044
8.63%, 11/01/2030 (A)	210,000	222,602
8.75%, 07/01/2031 (A)	6,138,000	6,476,799
Comstock Resources, Inc.
5.88%, 01/15/2030 (A)	10,519,000	9,957,367
EQM Midstream Partners LP
6.38%, 04/01/2029 (A)	3,327,000	3,385,206
6.50%, 07/01/2027 (A)	2,217,000	2,262,391
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/2032	591,000	592,534
8.00%, 05/15/2033	4,309,000	4,317,375
8.25%, 01/15/2029	356,000	364,414
8.88%, 04/15/2030	2,660,000	2,758,284
Harvest Midstream I LP
7.50%, 05/15/2032 (A)	9,732,000	10,131,236
Hess Midstream Operations LP
6.50%, 06/01/2029 (A)	6,558,000	6,691,154
Hilcorp Energy I LP/Hilcorp Finance Co.
7.25%, 02/15/2035 (A)	7,515,000	7,353,285
Kinder Morgan, Inc.
8.05%, 10/15/2030	2,486,000	2,820,636
Occidental Petroleum Corp.
6.45%, 09/15/2036	6,446,000	6,614,183
6.60%, 03/15/2046	7,750,000	7,859,910
7.15%, 05/15/2028	4,012,000	4,230,477
PBF Holding Co. LLC/PBF Finance Corp.
7.88%, 09/15/2030 (A)(B)	4,488,000	4,490,984
Permian Resources Operating LLC
6.25%, 02/01/2033 (A)	4,690,000	4,703,376
7.00%, 01/15/2032 (A)	6,292,000	6,462,079
SM Energy Co.
6.50%, 07/15/2028 (B)	782,000	782,874
6.63%, 01/15/2027 (B)	4,665,000	4,661,933
6.75%, 09/15/2026	3,319,000	3,319,704
7.00%, 08/01/2032 (A)(B)	3,381,000	3,377,081
Summit Midstream Holdings LLC
8.63%, 10/31/2029 (A)	5,671,000	5,977,756
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Venture Global LNG, Inc.
9.50%, 02/01/2029 (A)	$ 4,081,000	$ 4,554,800
9.88%, 02/01/2032 (A)	9,042,000	9,953,650
Vital Energy, Inc.
9.75%, 10/15/2030	8,901,000	9,466,196
		140,827,384
Paper & Forest Products - 1.2%
Domtar Corp.
6.75%, 10/01/2028 (A)	6,617,000	6,117,751
Magnera Corp.
7.25%, 11/15/2031 (A)	10,075,000	9,945,839
		16,063,590
Pharmaceuticals - 1.6%
Bausch Health Americas, Inc.
8.50%, 01/31/2027 (A)	3,188,000	2,725,740
Bausch Health Cos., Inc.
7.00%, 01/15/2028 (A)	3,255,000	2,325,926
CVS Health Corp.
Fixed until 09/10/2034, 6.75% (C), 12/10/2054	1,623,000	1,599,951
Fixed until 12/10/2029, 7.00% (C), 03/10/2055	8,140,000	8,191,225
Organon & Co./Organon Foreign Debt Co- Issuer BV
5.13%, 04/30/2031 (A)(B)	4,292,000	3,886,500
6.75%, 05/15/2034 (A)(B)	1,919,000	1,928,994
		20,658,336
Real Estate Management & Development - 0.4%
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/2028 (A)	1,957,000	1,973,593
8.88%, 09/01/2031 (A)(B)	2,887,000	3,108,211
		5,081,804
Software - 1.4%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.00%, 06/15/2029 (A)	7,846,000	7,610,628
Ellucian Holdings, Inc.
6.50%, 12/01/2029 (A)	1,698,000	1,708,704
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
8.75%, 05/01/2029 (A)	6,500,000	6,703,177
UKG, Inc.
6.88%, 02/01/2031 (A)	2,969,000	3,030,990
		19,053,499
Total Corporate Debt Securities (Cost $1,223,375,015)		1,216,423,341
LOAN ASSIGNMENTS - 5.7%
Automobile Components - 0.4%
Clarios Global LP Term Loan B, 1-Month Term SOFR + 2.50%, 6.81% (C), 05/06/2030	5,763,075	5,750,465
Transamerica Funds

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies - 0.8%
Garda World Security Corp. Term Loan B, 1-Month Term SOFR + 3.50%, 7.81% (C), 02/01/2029	$ 6,098,087	$ 6,109,521
Madison IAQ LLC Term Loan, 6-Month Term SOFR + 2.50%, 6.76% (C), 06/21/2028	4,063,292	4,070,066
		10,179,587
Containers & Packaging - 0.5%
Anchor Glass Container Corp. Term Loan, 3-Month Term SOFR + 2.75%, 7.34% (C), 12/07/2025	5,561,772	4,067,046
Clydesdale Acquisition Holdings, Inc. Term Loan B, 1-Month Term SOFR + 3.18%, 7.49% (C), 04/13/2029	2,477,157	2,483,231
		6,550,277
Financial Services - 0.5%
Trinseo Luxco Finance SPV SARL
Term Loan A, TBD, 05/03/2028 (E)(M)	717,749	743,767
Term Loan B, TBD, 05/03/2028 (E)(M)	5,282,251	5,486,939
		6,230,706
Hotels, Restaurants & Leisure - 0.4%
Caesars Entertainment, Inc. Term Loan B1, 1-Month Term SOFR + 2.25%, 6.56% (C), 02/06/2031	5,136,188	5,149,028
IT Services - 0.3%
Sandisk Corp. Term Loan B, TBD, 12/13/2031 (E)(M)	3,475,000	3,425,064
Machinery - 0.3%
GrafTech Finance, Inc.
Delayed Draw Term Loan, TBD, 11/11/2029 (E)(M)	1,532,211	1,585,838
Term Loan, TBD, 11/11/2029 (E)(M)	2,681,368	2,761,810
		4,347,648
Media - 0.7%
Clear Channel Outdoor Holdings, Inc. Term Loan, 1-Month Term SOFR + 4.00%, 8.43% (C), 08/23/2028	4,000,000	3,997,500
Ziggo Financing Partnership Term Loan I, 1-Month Term SOFR + 2.50%, 6.92% (C), 04/30/2028	5,000,000	4,967,360
		8,964,860
	Principal	Value
LOAN ASSIGNMENTS (continued)
Paper & Forest Products - 0.4%
Glatfelter Corp. Term Loan B, 3-Month Term SOFR + 4.25%, 8.76% (C), 11/04/2031	$ 5,000,000	$ 5,018,750
Software - 1.4%
Central Parent, Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 7.58% (C), 07/06/2029	6,670,527	6,357,012
Rackspace Finance LLC
1st Lien Term Loan, 1-Month Term SOFR + 2.75%, 7.16% (C), 05/15/2028	6,507,802	3,704,026
1st Lien Term Loan, 1-Month Term SOFR + 6.25%, 10.66% (C), 05/15/2028	1,481,681	1,526,131

UKG, Inc. Term Loan B, 3-Month Term SOFR + 3.29%, 7.30% (C), 02/10/2031	7,512,250	7,556,212
		19,143,381
Total Loan Assignments (Cost $75,733,014)		74,759,766

	Shares	Value
COMMON STOCKS - 0.1%
Oil, Gas & Consumable Fuels - 0.0%
Ultra Resources, Inc. (I)(J)(K)(N)	3,226	0
Passenger Airlines - 0.0% (G)
ASG WT Corp. (I)(J)(K)	1,265	47,036
Software - 0.1%
Avaya Holdings Corp. (I)(K)	233,572	1,518,218
Total Common Stocks (Cost $2,802,877)		1,565,254
OTHER INVESTMENT COMPANY - 10.6%
Securities Lending Collateral - 10.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.33% (O)	141,101,855	141,101,855
Total Other Investment Company (Cost $141,101,855)		141,101,855
Transamerica Funds

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 1.8%
Fixed Income Clearing Corp.,
1.80% (O), dated 01/31/2025, to be
repurchased at $23,471,862 on 02/03/2025.
Collateralized by a U.S. Government
Obligation, 1.25%, due 11/30/2026, and
with a value of $23,937,884.
$ 23,468,342	$ 23,468,342
Total Repurchase Agreement (Cost $23,468,342)	23,468,342
Total Investments (Cost $1,466,481,103)	1,457,318,558
Net Other Assets (Liabilities) - (10.1)%	(134,282,071)
Net Assets - 100.0%	$ 1,323,036,487
INVESTMENT VALUATION:

Valuation Inputs (P)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (Q)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$1,216,423,148	$193	$1,216,423,341
Loan Assignments	—	74,759,766	—	74,759,766
Common Stocks	—	1,518,218	47,036	1,565,254
Other Investment Company	141,101,855	—	—	141,101,855
Repurchase Agreement	—	23,468,342	—	23,468,342
Total Investments	$141,101,855	$1,316,169,474	$47,229	$1,457,318,558
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the total value of 144A securities is $1,008,476,192, representing 76.2% of the Fund's net assets.

(B)
All or a portion of the security is on loan. The total value of the securities on loan is $143,186,395, collateralized by cash collateral of $141,101,855 and non-cash collateral, such as U.S. government securities of $5,080,785. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Floating or variable rate security. The rate disclosed is as of January 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)	Perpetual maturity. The date displayed is the next call date.
(E)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after January 31, 2025.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(F)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)
Security in default; no interest payments received and/or dividends declared during the last 12 months. At January 31, 2025, the value of this security is $91, representing 0.0% of the Fund's net assets.

(I)	Non-income producing security.
(J)	Security is Level 3 of the fair value hierarchy.
(K)	Fair valued as determined in good faith in accordance with TAM's procedures. At January 31, 2025, the total value of the securities is $1,565,447, representing 0.1% of the Fund’s net assets.
(L)	Escrow position. Position represents remaining escrow balance expected to be received upon finalization of restructuring.
(M)	All or a portion of the security represents an unsettled loan commitment at January 31, 2025 where the rate will be determined at time of settlement.
(N)	Security deemed worthless.
(O)	Rate disclosed reflects the yield at January 31, 2025.
(P)
There were no transfers in or out of Level 3 during the period ended January 31, 2025. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(Q)	Level 3 security was not considered significant to the Fund.
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBD	To Be Determined
Transamerica Funds

Transamerica High Yield Bond

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica High Yield Bond (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of
Transamerica Funds

Transamerica High Yield Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds